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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05845
Invesco Van Kampen Senior Loan Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)      (Zip code)
Colin Meadows      1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen Senior Loan Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: VSLAX ▪ B: VSLBX ▪ C: VSLCX ▪ IB: XPRTX ▪ IC: XSLCX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
19	Financial Statements
22	Notes to Financial Statements
33	Financial Highlights
38	Fund Expenses
39	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include front-end sales charges or early withdrawal charges, which would have reduced performance.

Class A Shares	-4.68%

Class B Shares	-5.04

Class C Shares	-5.04

Class IB Shares	-4.53

Class IC Shares	-4.68

CS Leveraged Loan Index▼ (Style-Specific Index)	-3.55

▼ Invesco, Bloomberg L.P.

The CS Leveraged Loan Index represents tradable, senior-secured, U.S.-dollar-denominated non-investment-grade loans.
The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

Class A Shares

Inception (2/18/05)	0.15%

5 Years	-1.17

1 Year	1.01

Class B Shares

Inception (2/18/05)	-0.08%

5 Years	-1.31

1 Year	0.61

Class C Shares

Inception (2/18/05)	-0.08%

5 Years	-1.24

1 Year	2.60

Class IB Shares

Inception (10/4/89)	4.42%

10 Years	2.30

5 Years	-0.50

1 Year	4.54

Class IC Shares

Inception (6/13/03)	2.57%
5 Years	-0.51

1 Year	4.38
Effective June 1, 2010, Van Kampen Senior Loan Fund was renamed Invesco Van Kampen Senior Loan Fund. Returns shown above are blended returns of the Van Kampen Senior Loan Fund and Invesco Van Kampen Senior Loan Fund. Share class returns will differ because of different expenses.

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (2/18/05)	1.05%

5 Years	0.18

1 Year	8.84

Class B Shares

Inception (2/18/05)	0.83%

5 Years	0.02

1 Year	8.67

Class C Shares

Inception (2/18/05)	0.83%

5 Years	0.09

1 Year	10.67

Class IB Shares

Inception (10/4/89)	4.72%

10 Years	2.98

5 Years	0.82

1 Year	12.32

Class IC Shares

Inception (6/13/03)	3.35%
5 Years	0.83

1 Year	12.51
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class IB and Class IC shares was 1.75%, 2.50%, 2.50%, 1.75% and 1.75%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class IB and Class IC shares was 2.00%, 2.75%, 2.75%, 1.75% and 1.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 3.25% sales charge. Prior to November 30, 2010, Class B share performance reflects an early withdrawal charge of 3% in the first year after purchase and declines to 0% after year five. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (after November 30, 2010) are not continuously offered and have no early withdrawal charges.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

[1]	Total annual fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2012. See current prospectus for more information.

2	Invesco Van Kampen Senior Loan Fund

Letters to Shareholders

Bruce Crokett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
       Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
      While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
       Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
      Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Van Kampen Senior Loan Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Variable Rate** Senior Loan Interests–100.5%
Aerospace & Defense–3.2%
ARINC, Inc. Second Lien Term Loan (Acquired 1/10/11; Cost $1,841,639)	6.230%	10/25/15	$1,892	$1,860,876

DynCorp International, LLC Term Loan B	6.250%	07/05/16	2,291	2,192,666

IAP Worldwide Services, Inc. First Lien Term Loan(a)	9.250%	12/28/12	5,921	5,779,898

IAP Worldwide Services, Inc. Second Lien Term Loan(a)	13.500%	06/28/13	2,634	2,759,343

Sequa Corp. Term Loan	3.500%	12/03/14	5,189	4,873,359

SI Organization, Inc. New Term Loan B	4.500%	11/22/16	1,261	1,147,882

TASC, Inc. Term Loan B	4.500%	12/18/15	4,079	3,883,741

Vangent, Inc. Term Loan B	2.220%	02/14/13	3,005	2,982,777

Wyle Services Corp. Term Loan B	5.750%	03/27/17	2,305	2,214,604

				27,695,146

Air Transport–0.7%
Delta Air Lines, Inc. New Term Loan B	5.500%	04/20/17	2,477	2,301,535

Delta Air Lines, Inc. Term Loan B	4.250%	03/07/16	4,249	3,903,830

				6,205,365

Automotive–2.7%
Autoparts Holdings Limited First Lien Term Loan	6.500%	07/28/17	568	560,094

Federal-Mogul Corp. Term Loan B	2.140%	12/29/14	9,442	8,616,231

Hertz Corp. Letter of Credit	3.750%	03/09/18	1,367	1,277,940

KAR Auction Services, Inc. Term Loan B	5.000%	05/19/17	5,961	5,696,846

Key Safety Systems, Inc. First Lien Term Loan	2.470%	03/08/14	3,910	3,544,677

Metaldyne, LLC New Term Loan B	5.250%	05/18/17	2,091	1,993,110

Performance Transportation Services, Inc. Letter of Credit (Acquired 2/23/07; Cost $500,308)(b)(c)(d)	3.250%	01/26/12	500	120,074

Performance Transportation Services, Inc. Term Loan (Acquired 2/23/07; Cost $343,558)(b)(c)(d)	7.500%	01/26/12	344	82,454

Pinafore, LLC. Term Loan B	4.250%	09/29/16	1,044	1,008,534

				22,899,960

Beverage & Tobacco–1.2%
DS Waters of America, Inc. Term Loan B	2.471%	10/27/12	7,086	6,512,848

DSW Holdings, Inc. Term Loan	4.221%	03/02/12	4,050	3,840,736

				10,353,584

Building & Development–4.7%
Axia Acquisition Corp. Second Lien Term Loan A (Acquired 5/30/08; Cost $2,004,137)(a)	11.000%	03/11/16	704	580,592

Axia Acquisition Corp. Second Lien Term Loan B (Acquired 5/30/08; Cost $3,676,895)	5.000%	03/12/16	1,279	990,870

Building Materials Holding Corp. Second Lien Term Loan(a)	8.000%	01/05/15	1,788	1,618,049

Capital Automotive, LP New Term Loan B	5.000%	03/10/17	8,928	8,392,389

CB Richard Ellis Services, Inc. New Term Loan D	3.705%	09/04/19	4,353	4,186,085

Champion OPCO, LLC Term Loan	7.500%	12/31/13	1,107	1,035,488

CPG Internationa,l Inc. Term Loan B	6.000%	02/18/17	1,371	1,288,635

Custom Building Products, Inc. Term Loan B	5.750%	03/19/15	3,382	3,187,233

El Ad IDB Las Vegas, LLC Term Loan A1	2.956%	08/09/12	2,500	1,437,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Building & Development–(continued)

Ginn LA CS Borrower, LLC First Lien Credit Linked A (Acquired 6/13/06; Cost $3,142,857)(c)(e)	7.750%	06/08/11	$3,143	$212,143

Ginn LA CS Borrower, LLC First Lien Term Loan (Acquired 6/13/06; Cost $6,737,143)(c)(e)	6.196%	06/08/11	6,737	454,757

Kyle Acquisition Group, LLC Term Loan B (Acquired 1/06/07-9/24/07; Cost $6,740,357)(c)(e)	5.750%	07/20/09	6,657	665,714

Kyle Acquisition Group, LLC Term Loan C (Acquired 10/13/06-9/24/07; Cost $3,157,346)(c)(e)	4.000%	07/20/11	3,143	314,286

Lake At Las Vegas Joint Venture, LLC Exit Revolving Credit Agreements (Acquired 7/19/10-8/31/11; Cost $147,830)(a)(f)	11.449%	12/31/12	148	146,353

NLV Holdings, LLC Second Lien Term Loan (Acquired 6/26/06-10/29/10; Cost $1,643,097)(a)(c)(d)	5.250%	05/09/12	1,660	0

Nortek, Inc. Term Loan	5.250%	04/26/17	1,189	1,088,206

Realogy Corp. Extended Letter of Credit	4.436%	10/10/16	289	239,735

Realogy Corp. Extended Term Loan	4.522%	10/10/16	8,896	7,383,430

Realogy Corp. Letter of Credit	3.186%	10/10/13	918	817,152

Realogy Corp. Term Loan	3.272%	10/10/13	1,156	1,029,192

Re/Max International, Inc. Term Loan	5.500%	04/15/16	646	607,522

South Edge, LLC Term Loan A(c)(e)	5.250%	10/31/08	1,272	1,197,804

South Edge, LLC Term Loan C(c)(e)	5.500%	10/31/09	2,000	1,883,330

Tamarack Resorts, LLC Credit Lined Note A (Acquired 6/09/06; Cost $1,600,000)(c)(e)	8.051%	05/19/11	1,600	56,000

Tamarack Resorts, LLC Term Loan (Acquired 11/03/08-5/01/09; Cost $331,268)(c)(e)	20.250%	07/02/09	331	298,555

Tamarack Resorts, LLC Term Loan B (Acquired 6/08/06; Cost $2,364,000)(c)(e)	7.500%	05/19/11	2,364	82,740

WCI Communities, Inc. PIK Term Loan(a)	11.000%	09/02/16	742	712,419

				39,906,179

Business Equipment & Services–8.3%
Affinion Group, Inc. Term Loan B	5.000%	10/10/16	8,521	7,738,143

Asurion Corp. First Lien Term Loan	5.500%	05/24/18	9,240	8,690,499

Asurion Corp. Second Lien Term Loan	9.000%	05/24/19	4,575	4,415,019

BakerCorp International, Inc. Term Loan B	5.000%	06/01/18	2,173	2,079,260

Bright Horizons Family Solutions, Inc. Revolving Credit Agreement(f)	5.500%	05/28/14	464	429,539

Bright Horizons Family Solutions, Inc. Term Loan B	4.230%	05/28/15	2,387	2,284,195

Brock Holdings III, Inc. Term Loan B	6.000%	03/16/17	2,885	2,581,981

First Data Corp. Delayed Draw Term Loan	2.967%	09/24/14	1,676	1,449,384

First Data Corp. Term Loan B1	2.967%	09/24/14	13	11,107

First Data Corp. Term Loan B2	2.967%	09/24/14	10,263	9,070,121

First Data Corp. Term Loan B3	2.967%	09/24/14	3,525	3,115,636

iPayment, Inc. Term Loan	5.750%	05/08/17	4,363	4,171,993

Kronos, Inc. Second Lien Term Loan	5.996%	06/11/15	3,106	3,006,972

Mitchell International, Inc. Second Lien Term Loan	5.500%	03/30/15	3,897	3,580,078

NCO Financial Systems Term Loan B	8.000%	05/15/13	7,024	6,887,835

Nielsen Finance, LLC Term Loan C	3.456%	05/02/16	982	927,348

SMG Holdings, Inc. Term Loan B	3.280%	07/27/14	1,891	1,815,190

SunGard Data Systems, Inc. Add on Term Loan	3.705%	02/28/14	1,072	1,027,696

SunGard Data Systems, Inc. Term Loan B	3.860%	02/26/16	7,112	6,773,773

Symphony IRI Group, Inc. New Term Loan B	5.000%	12/01/17	587	562,795

				70,618,564

Cable & Satellite Television–3.6%
AMC Networks, Inc. Term Loan B	4.000%	12/31/18	973	943,426

Bresnan Broadband Holdings, LLC Term Loan B	4.500%	12/14/17	1,301	1,248,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Cable & Satellite Television–(continued)

Charter Communications Operating, LLC Extended Term Loan	3.500%	09/06/16	$1,338	$1,281,606

Charter Communications Operating, LLC Third Lien Term Loan	2.721%	09/05/14	11,000	10,395,000

Knology, Inc. Term Loan B	4.000%	08/18/17	5,112	4,882,179

MCC Iowa, LLC Term Loan D1	1.940%	01/30/15	1,153	1,017,606

MCC Iowa, LLC Term Loan D2	1.940%	01/30/15	1,895	1,672,773

MCC Iowa, LLC Term Loan F	4.500%	10/23/17	1,455	1,378,158

Mediacom Illinois, LLC Term Loan C	1.940%	01/30/15	1,528	1,327,450

Mediacom Illinois, LLC Term Loan D	5.500%	03/31/17	1,394	1,340,426

Mediacom Illinois, LLC Term Loan E	4.500%	10/23/17	2,065	1,933,254

NDS Finance Limited Term Loan B	4.000%	03/12/18	1,138	1,055,715

UPC Broadband Holding, B.V. Term Loan T (Netherlands)	3.688%	12/30/16	1,735	1,613,508

UPC Broadband Holding, B.V. Term Loan X (Netherlands)	3.688%	12/29/17	500	462,707

				30,552,037

Chemicals & Plastics–3.0%
Armored AutoGroup, Inc. Term Loan	6.000%	11/04/16	1,961	1,794,458

Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.000%	05/05/15	2,537	2,350,540

Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.000%	05/05/15	1,171	1,085,258

Hexion Specialty Chemicals, Inc. Extended Term Loan C4	4.060%	05/05/15	1,942	1,767,345

Hexion Specialty Chemicals, Inc. Extended Term Loan C5	4.000%	05/05/15	1,850	1,674,147

Houghton International, Inc. Term Loan B	6.750%	01/29/16	2,981	2,951,352

MetoKote Corp. Term Loan	9.000%	11/27/11	6,496	6,435,037

OM Group, Inc. Term Loan B	5.750%	08/02/17	560	550,563

OMNOVA Solutions, Inc. Term Loan B	5.750%	05/31/17	417	407,702

Phillips Plastics Corp. Term Loan	7.250%	02/10/17	706	702,854

Potters Holdings II, LP First Lien Term Loan	6.000%	05/05/17	1,660	1,601,568

PQ Corp. Term Loan B	3.500%	07/30/14	3,362	3,098,757

Univar, Inc. Term Loan B	5.000%	06/30/17	1,312	1,220,368

				25,639,949

Clothing/Textiles–0.5%
Levi Strauss & Co. Term Loan	2.471%	03/27/14	4,300	3,751,750

Warnaco, Inc. Term Loan B	3.750%	06/15/18	326	318,436

				4,070,186

Conglomerates–0.9%
Goodman Global Holdings, Inc. First Lien Term Loan	5.750%	10/28/16	4,414	4,361,251

Goodman Global Holdings, Inc. Second Lien Term Loan	9.000%	10/30/17	559	564,794

RGIS Holdings, LLC Delayed Draw Term Loan	2.746%	04/30/14	120	114,590

RGIS Holdings, LLC Term Loan B	2.746%	04/30/14	2,406	2,291,807

				7,332,442

Containers & Glass Products–3.4%
Anchor Glass Container Corp. First Lien Term Loan	6.000%	03/02/16	1,459	1,448,473

Anchor Glass Container Corp. Second Lien Term Loan	10.000%	09/02/16	1,425	1,414,312

Berlin Packaging, LLC Term Loan	3.240%	08/17/14	3,371	3,227,888

BWAY Holding Co. Term Loan B	4.500%	02/23/18	510	484,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Containers & Glass Products–(continued)

BWAY Holding Co. Term Loan C	4.500%	02/23/18	$45	$43,052

Exopack, LLC Term Loan B	6.500%	05/26/17	3,118	2,961,915

Graham Packaging Co., L.P. Term Loan C	6.750%	04/04/14	5,511	5,483,925

Graham Packaging Co., L.P. Term Loan D	6.000%	09/23/16	2,091	2,081,093

Kranson Industries, Inc. Term Loan B	2.460%	07/31/13	6,673	6,117,197

Pertus Sechszehnte GmbH Term Loan B2 (Germany)	2.598%	06/12/15	2,022	1,705,635

Pertus Sechszehnte GmbH Term Loan C2 (Germany)	2.848%	06/13/16	2,022	1,715,747

Ranpak Corp. Term Loan	4.750%	04/20/17	641	627,238

Reynolds Group Holdings, Inc. Term Loan E	6.500%	02/09/18	1,746	1,679,525

Tegrant Corp. Second Lien Term Loan	5.750%	03/08/15	675	533,250

				29,524,162

Cosmetics/Toiletries–1.7%
Huish Detergents, Inc. Term Loan B	2.230%	04/25/14	5,258	4,870,938

KIK Custom Products, Inc. First Lien Term Loan	2.510%	06/02/14	2,284	1,954,268

KIK Custom Products, Inc. Second Lien Term Loan	5.264%	11/28/14	4,000	2,595,000

KIK Custom Products, Inc. Term Loan	2.510%	06/02/14	392	335,017

Marietta Intermediate Holding Corp. First Lien Term Loan B (Acquired 1/14/05-2/04/11; Cost $7,960,811)(a)(i)	7.000%	02/19/15	2,061	1,834,674

Prestige Brands, Inc. Term Loan B	4.750%	03/24/16	1,562	1,540,722

Revlon Consumer Products Corp. New Term Loan B	4.750%	11/17/17	1,147	1,102,164

				14,232,783

Drugs–4.4%
Capsugel Holdings US, Inc. Term Loan	5.250%	08/01/18	2,559	2,488,854

Grifols, Inc. Term Loan B	6.000%	06/01/17	6,191	6,079,289

Harlan Laboratories, Inc. Term Loan B	3.770%	07/11/14	2,251	2,040,731

IMS Health, Inc. New Term Loan B	4.500%	08/25/17	2,416	2,333,712

Medpace Intermediateco, Inc. Term Loan	6.500%	06/22/17	2,735	2,625,364

Nyco Holdings 2 Aps Term Loan B2 (Denmark)	3.971%	12/29/14	2,374	2,346,605

Nyco Holdings 2 Aps Term Loan C2 (Denmark)	4.721%	12/29/15	2,373	2,357,968

Nyco Holdings 3 Aps Facility A1 (Denmark)	3.221%	12/29/13	76	75,736

Nyco Holdings 3 Aps Facility A2 (Denmark)	3.221%	12/29/13	397	393,007

Nyco Holdings 3 Aps Facility A3 (Denmark)	3.221%	12/29/13	12	12,196

Nyco Holdings 3 Aps Facility A4 (Denmark)	3.221%	12/29/13	8	7,769

Nyco Holdings 3 Aps Facility A5 (Denmark)	3.221%	12/29/13	55	54,931

Quintiles Transnational Corp. New Term Loan B	5.000%	06/08/18	3,031	2,834,060

RPI Finance Trust Term Loan 2	4.000%	05/09/18	8,575	8,349,675

Warner Chilcott Co., LLC Term Loan B1	4.250%	03/15/18	2,776	2,672,424

Warner Chilcott Co., LLC Term Loan B2	4.250%	03/15/18	1,388	1,337,947

Warner Chilcott Co., LLC Term Loan B3	4.250%	03/15/18	1,908	1,839,677

				37,849,945

Ecological Services & Equipment–1.2%
Environmental Systems Products Holdings, Inc. Second Lien Term Loan (Acquired 9/12/07-1/12/10; Cost $1,075,867)	13.500%	09/12/14	1,117	1,116,596

ServiceMaster Co. Delayed Draw Term Loan	2.720%	07/24/14	721	670,608

ServiceMaster Co. Term Loan	2.710%	07/24/14	7,238	6,734,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Ecological Services & Equipment–(continued)

Synagro Technologies, Inc. Second Lien Term Loan	4.960%	10/02/14	$900	$756,000

Synagro Technologies, Inc. Term Loan B	2.210%	04/02/14	909	801,167

				10,078,392

Electronics/Electrical–2.8%
Aeroflex, Inc. Term Loan B1	4.250%	05/09/18	1,536	1,436,523

Bentley Systems, Inc. Term Loan B	5.750%	02/10/17	1,125	1,085,735

CommScope, Inc. Term Loan B	5.000%	01/14/18	1,668	1,610,327

Datatel, Inc. Extended First Lien Term Loan	5.000%	02/20/17	1,090	1,078,892

DEI Sales, Inc. Term Loan B	7.003%	07/13/17	2,165	2,127,126

DG FastChannel, Inc. Term Loan B	5.750%	07/26/18	1,947	1,898,562

Freescale Semiconductor, Inc. Extended Term Loan B	4.438%	12/01/16	2,576	2,354,963

Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	5.980%	07/28/15	759	692,407

Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	5.980%	07/28/15	1,502	1,369,553

Matinvest 2 SAS Term Loan B2 (France)	3.443%	06/23/14	694	610,325

Matinvest 2 SAS Term Loan C2 (France)	4.193%	06/22/15	693	613,594

Open Solutions, Inc. Term Loan B	2.375%	01/23/14	6,692	5,485,873

Proquest CSA, LLC Term Loan	3.750%	02/07/14	1,626	1,552,870

Spectrum Brands, Inc. Term Loan B	5.000%	06/17/16	2,463	2,367,979

				24,284,729

Farming/Agriculture–0.6%
WM. Bolthouse Farms, Inc. First Lien Term Loan	5.500%	02/11/16	3,385	3,309,040

WM. Bolthouse Farms, Inc. Second Lien Term Loan	9.500%	08/11/16	1,773	1,748,361

				5,057,401

Financial Intermediaries–3.0%
Fidelity National Information Solutions, Inc. Term Loan B	5.250%	07/18/16	4,037	3,994,993

Grosvenor Capital Management Holdings, LLP Extended Term Loan C (Acquired 10/08/10, Cost $3,430,147)	4.250%	12/05/16	3,430	3,430,147

Mondrian Investment Partners, Ltd. Term Loan	5.500%	07/12/18	1,683	1,622,430

Nuveen Investments, Inc. Extended Term Loan	5.750%	05/12/17	6,479	6,090,017

Nuveen Investments, Inc. Term Loan	3.250%	11/13/14	1,795	1,670,927

RJO Holdings Corp. FCM Term Loan	6.210%	12/10/15	74	66,090

RJO Holdings Corp. HoldCo Term Loan B	6.210%	12/10/15	2,916	2,158,072

Trans Union, LLC Term Loan B	4.750%	02/12/18	1,444	1,377,852

Transfirst Holdings, Inc. Second Lien Term Loan(a)	6.250%	06/15/15	3,567	3,068,049

Transfirst Holdings, Inc. Term Loan B	3.000%	06/15/14	2,872	2,585,026

				26,063,603

Food Products–3.6%
Advantage Sales & Marketing, Inc. Second Lien Term Loan	9.250%	06/18/18	879	841,449

Advantage Sales & Marketing, Inc. Term Loan B	5.250%	12/18/17	2,392	2,262,779

Dean Foods Co. Extended Term Loan B1	3.250%	04/02/16	499	465,908

Dean Foods Co. Extended Term Loan B2	3.480%	04/02/17	137	130,124

Del Monte Foods Co. New Term Loan	4.500%	03/08/18	8,002	7,590,064

Dole Food Co. Inc. Term Loan B	5.050%	07/06/18	2,368	2,293,819

Dole Food Co. Inc. Term Loan C	5.060%	07/06/18	4,399	4,259,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Food Products–(continued)

Farley’s & Sathers Candy Co., Inc. Term Loan	6.500%	03/30/18	$2,252	$2,229,432

JBS USA, LLC Term Loan	4.250%	05/25/18	3,204	3,067,433

Pierre Foods, Inc. First Lien Term Loan	7.000%	09/30/16	5,842	5,685,108

Pierre Foods, Inc. Second Lien Term Loan	11.250%	09/29/17	578	568,518

Pinnacle Foods Finance, LLC Term Loan B	2.691%	04/02/14	161	151,917

Pinnacle Foods Finance, LLC Term Loan D	6.000%	04/02/14	1,260	1,247,519

				30,794,019

Food Service–1.2%
Burger King Corp. Term Loan B	4.500%	10/19/16	5,275	5,027,439

Darling International, Inc. Term Loan	5.000%	12/16/16	209	207,670

NPC International, Inc. Term Loan B	1.992%	05/03/13	3,331	3,172,366

OSI Restaurant Partners, LLC Revolving Credit Agreement	2.499%	06/14/13	210	194,173

OSI Restaurant Partners, LLC Term Loan B	2.563%	06/14/14	2,157	1,996,973

Sbarro, Inc. Delayed Draw Term Loan	4.750%	01/05/12	14	13,995

Sbarro, Inc. DIP Term Loan	8.750%	01/05/12	31	30,790

Sbarro, Inc. Second Lien Term Loan	8.750%	01/05/12	7	6,531

				10,649,937

Food/Drug Retailers–2.6%
General Nutrition Centers, Inc. Term Loan B	4.250%	03/02/18	1,764	1,680,020

NBTY, Inc. Term Loan B	4.250%	10/02/17	2,718	2,626,685

Pantry, Inc. (The) Delayed Draw Term Loan B	1.980%	05/15/14	98	95,855

Pantry, Inc. (The) Term Loan B	1.980%	05/15/14	341	332,890

Rite Aid Corp. Term Loan 5	4.500%	03/02/18	3,530	3,283,083

Rite Aid Corp. Term Loan B	1.970%	06/04/14	4,203	3,869,119

Roundy’s Supermarkets, Inc. Extended Term Loan	7.000%	11/03/13	6,565	6,302,758

Supervalu, Inc. Term Loan B3	4.500%	04/28/18	4,676	4,382,058

				22,572,468

Forest Products–1.0%
Ainsworth Lumber Co, Ltd. Term Loan	5.250%	06/26/14	2,400	2,205,600

Cenveo Corp. Term Loan B	6.250%	12/21/16	4,243	4,094,417

Verso Paper Holding, LLC Term Loan(a)	6.645%	02/01/13	458	398,065

White Birch Paper Co. DIP Delayed Draw Term Loan (Canada)(f)	6.720%	09/30/11	199	197,285

White Birch Paper Co. DIP Term Loan B (Canada)	12.000%	09/30/11	1,216	1,206,396

Xerium Technologies, Inc. New Term Loan B	5.500%	05/22/17	764	743,157

				8,844,920

Health Care–5.8%
Alere, Inc. Term Loan B	4.500%	06/30/17	5,916	5,603,679

Carestream Health, Inc. Term Loan B	5.000%	02/25/17	6,848	5,634,856

Community Health Systems, Inc. Extended Term Loan B	3.820%	01/25/17	7,651	7,034,010

DJO Finance, LLC Term Loan B	3.221%	05/20/14	1,145	1,074,294

Drumm Investors, LLC Term Loan	5.000%	05/04/18	3,848	3,453,574

DSI Renal, Inc. Term Loan(a)	8.750%	03/31/13	4,072	4,133,073

Genoa Healthcare Group, LLC Second Lien Term Loan (Acquired 6/08/11; Cost $753,254)	11.500%	02/10/13	779	775,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Health Care–(continued)

Genoa Healthcare Group, LLC Term Loan B	6.250%	08/10/12	$282	$269,616

Gentiva Health Services, Inc. New Term Loan B	4.750%	08/17/16	929	823,196

HCA, Inc. Extended Term Loan B2	3.496%	03/31/17	140	132,090

HCA, Inc. Extended Term Loan B3	3.496%	05/01/18	3,317	3,129,220

HCR Healthcare, LLC New Term Loan	5.000%	04/06/18	3,400	2,911,282

Kindred Healthcare, Inc. Term Loan	5.250%	06/01/18	528	488,105

Sun Healthcare Group, Inc. Term Loan B	7.500%	10/15/16	2,228	2,044,350

Surgery Center Holdings, Inc. Term Loan B	6.500%	02/06/17	1,645	1,603,892

Surgical Care Affiliates, Inc. Extended Term Loan	4.246%	12/29/17	10,054	9,048,916

TriZetto Group, Inc. Term Loan B	4.750%	05/02/18	10	9,032

United Surgical Partners, International, Inc. Term Loan B	2.230%	04/18/14	2,048	1,888,939

				50,057,297

Home Furnishings–1.0%
Brown Jordan International, Inc. Term Loan (Acquired 11/02/06; Cost $538,787)	6.230%	04/30/12	547	532,176

Hunter Fan Co. Second Lien Term Loan	6.960%	10/16/14	1,000	805,000

Hunter Fan Co. Term Loan	2.720%	04/16/14	953	869,473

Mattress Holdings Corp. Term Loan B	2.500%	01/17/14	2,249	2,068,869

National Bedding Co., LLC Second Lien Term Loan	5.313%	02/28/14	3,408	3,118,760

Springs Windows Fashions, LLC New Term Loan B	6.000%	05/31/17	1,424	1,375,688

				8,769,966

Industrial Equipment–0.7%
Husky Injection Molding Systems, Ltd. Senior Debt B	6.500%	06/30/18	840	815,911

JMC Steel Group, Inc. Term Loan	4.750%	04/03/17	997	943,780

Manitowoc Co., Inc. Term Loan B	4.250%	11/13/17	666	642,997

Mold-Masters Luxembourg Holdings, SA Term Loan	3.813%	10/10/14	2,695	2,594,260

Terex Corp. Term Loan B	5.500%	04/28/17	1,087	1,070,446

				6,067,394

Insurance–1.5%
Alliant Holdings I, Inc. Term Loan B	3.246%	08/21/14	2,688	2,479,719

Alliant Holdings I, Inc. Term Loan D	6.750%	08/21/14	1,024	1,008,787

HMSC Corp. Second Lien Term Loan	5.721%	10/03/14	675	448,031

Sedgwick CMS Holdings, Inc. New Term Loan	5.000%	12/30/16	3,915	3,660,641

Sedgwick CMS Holdings, Inc. Second Lien Term Loan	9.000%	05/26/17	2,700	2,632,500

USI Holdings Corp. Term Loan	2.730%	05/05/14	2,406	2,192,921

				12,422,599

Leisure Goods/Activities/Movies–2.8%
24 Hour Fitness Worldwide, Inc. Term Loan	6.750%	04/22/16	1,095	1,038,364

Alpha Topco, Ltd. Second Lien Term Loan (United Kingdom)	3.901%	06/30/14	1,350	1,229,175

Alpha Topco, Ltd. Term Loan B1 (United Kingdom)	2.651%	12/31/13	4,117	3,886,206

Alpha Topco, Ltd. Term Loan B2 (United Kingdom)	2.650%	12/31/13	2,617	2,470,684

Bombardier Recreational Products, Inc. Term Loan (Canada)	2.750%	06/28/13	30	27,906

Fender Musical Instruments Corp. Delayed Draw Term Loan	2.480%	06/09/14	2,049	1,884,810

Fender Musical Instruments Corp. Term Loan B	2.480%	06/09/14	4,055	3,730,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Leisure Goods/Activities/Movies–(continued)

Hicks Sports Group, LLC Term Loan (Acquired 1/18/11-6/30/11; Cost $223,848)	14.999%	10/31/11	$224	$226,087

IMG Worldwide, Inc. New Term Loan B	5.500%	06/16/16	1,044	970,756

Live Nation Entertainment, Inc. Term Loan B	4.500%	11/07/16	3,537	3,380,846

Sabre Holdings Corp. Term Loan	2.230%	09/30/14	3,866	3,330,534

SRAM, LLC Term Loan B	4.770%	06/07/18	1,739	1,674,021

				23,850,078

Lodging & Casinos–6.3%
Boyd Gaming Corp. Extended Revolving Credit Agreement	1.816%	12/17/15	3,874	3,374,902

Boyd Gaming Corp. Revolving Credit Agreement	1.816%	05/24/12	5,500	5,286,875

Boyd Gaming Corp. Term Loan	3.721%	12/17/15	1,942	1,789,663

Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.471%	05/20/13	2,673	2,508,007

Cannery Casino Resorts, LLC Revolving Credit Agreement(f)	3.310%	05/18/12	748	678,237

Cannery Casino Resorts, LLC Second Lien Term Loan	4.471%	05/16/14	500	428,750

Cannery Casino Resorts, LLC Term Loan B	4.471%	05/17/13	3,232	3,032,623

CCM Merger, Inc. New Term Loan B	7.000%	03/01/17	3,820	3,719,938

Chester Downs And Marina, LLC Incremental Term Loan	12.375%	07/29/16	308	307,649

Golden Nugget, Inc. Delayed Draw Term Loan(a)	3.230%	06/30/14	1,262	1,083,734

Golden Nugget, Inc. Term Loan B(a)	3.230%	06/30/14	2,217	1,903,817

Harrah’s Operating Co. Term Loan B1	3.253%	01/28/15	6,017	5,213,955

Harrah’s Operating Co. Term Loan B3	3.250%	01/28/15	7,561	6,549,593

Isle of Capri Casinos, Inc. New Term Loan B	4.750%	11/01/13	1,767	1,705,417

Las Vegas Sands, LLC/Venetian Casino Extended Delayed Draw Term Loan 2	2.720%	11/23/15	999	931,365

Las Vegas Sands, LLC/Venetian Casino Extended Term Loan B	2.720%	11/23/16	1,262	1,175,868

Magnolia Hill, LLC Delayed Draw Term Loan (Acquired 11/04/08-3/14/11; Cost $1,050,390)	3.440%	10/30/13	1,053	942,450

Magnolia Hill, LLC Term Loan (Acquired 10/31/07; Cost $2,989,570)	3.440%	10/30/13	2,997	2,682,356

Twin River Worldwide Holdings, Inc. Term Loan	8.500%	11/05/15	3,534	3,522,598

Venetian Macau, Ltd. Delayed Draw Term Loan B	4.730%	05/25/12	292	290,514

Venetian Macau, Ltd. Project Term Loan	4.730%	05/27/13	3,338	3,316,893

Venetian Macau, Ltd. Term Loan B	4.730%	05/27/13	3,357	3,330,586

				53,775,790

Oil & Gas–2.3%
Big West Oil, LLC New Term Loan	7.000%	03/31/16	810	807,507

CCS, Inc. Term Loan B (Canada)	3.246%	11/14/14	2,091	1,871,651

Citgo Petroleum Corp. Term Loan B	8.000%	06/24/15	1,214	1,219,252

Glenn Pool Oil & Gas Trust I Term Loan	4.500%	05/02/16	1,891	1,876,742

Obsidian Natural Gas Trust Term Loan (United Kingdom)	7.000%	11/02/15	3,167	3,150,873

RAM Energy Resources, Inc. Second Lien Term Loan (Acquired 3/15/11; Cost $2,705,827)	11.000%	09/13/16	2,755	2,740,978

SemGroup Corp. Term Loan B	5.750%	06/15/18	2,103	2,100,748

Western Refining, Inc. New Term Loan B	7.500%	03/15/17	4,188	4,150,107

Willbros United States Holdings, Inc. Term Loan B	9.500%	06/30/14	2,178	2,150,322

				20,068,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Publishing–4.3%
Affiliated Media, Inc. New Term Loan	8.500%	03/19/14	$2,301	$2,235,155

Cengage Learning Acquisitions, Inc. Incremental Term Loan	7.500%	07/03/14	1,960	1,886,111

Cygnus Business Media, Inc. Term Loan(a)(i)	9.750%	06/30/13	3,886	1,748,505

Endurance Business Media, Inc. First Lien Term Loan(i)	6.500%	12/15/14	4,944	1,483,064

F&W Media, Inc. Term Loan (Acquired 6/09/10; Cost $6,211,492)	7.750%	06/09/14	2,964	2,682,675

Gatehouse Media, Inc. Delayed Draw Term Loan	2.230%	08/28/14	587	175,255

Gatehouse Media, Inc. Term Loan B	2.230%	08/28/14	963	287,396

Harland Clarke Holdings Corp. Term Loan B	2.740%	06/30/14	4,048	3,396,835

Knowledgepoint360 Group, LLC First Lien Term Loan	3.550%	04/14/14	465	425,757

Knowledgepoint360 Group, LLC Second Lien Term Loan	7.293%	04/13/15	1,000	800,000

MC Communications, LLC Term Loan(a)	6.750%	12/31/12	1,196	224,239

Merrill Communications, LLC Second Lien Term Loan(a)	13.761%	11/15/13	2,772	2,674,670

Merrill Communications, LLC Term Loan	7.500%	12/24/12	775	755,631

Network Communications, Inc. Term Loan (Acquired 8/08/07; Cost $3,266,837)	5.500%	11/29/13	3,328	2,312,906

Newsday, LLC Term Loan	6.499%	08/01/13	2,333	2,346,458

Tribune Co. Term Loan B(c)(d)	5.250%	06/04/14	20,720	12,518,421

Yell Group PLC Term Loan A3	3.721%	04/30/14	1,530	532,531

				36,485,609

Radio & Television–6.9%
Barrington Broadcasting, LLC Term Loan	4.520%	08/12/13	801	768,816

Citadel Broadcasting Corp. New Term Loan B	4.250%	12/30/16	1,074	1,062,778

Clear Channel Communications, Inc. Term Loan B	3.871%	01/28/16	13,387	10,094,928

CMP KC, LLC Term Loan(c)	6.250%	10/03/11	7,826	978,234

CMP Susquehanna Corp. Term Loan	2.250%	05/03/13	9,083	9,008,039

FoxCo Acquisition Sub, LLC Term Loan B	4.750%	07/14/15	1,940	1,841,949

Harron Communications, LP Term Loan B	5.250%	10/06/17	2,641	2,548,152

High Plains Broadcasting Operating Co., LLC Term Loan	9.000%	09/14/16	942	930,537

Intelsat Jackson Holdings S.A. New Term Loan	5.250%	04/02/18	5,699	5,491,937

Multicultural Radio Broadcasting, Inc. Second Lien Term Loan (Acquired 12/21/06; Cost $2,025,000)	5.971%	06/18/13	2,025	1,640,250

Multicultural Radio Broadcasting, Inc. Term Loan	2.970%	12/18/12	1,383	1,265,489

Newport Television, LLC Term Loan B	9.000%	09/14/16	3,446	3,404,360

Raycom TV Broadcasting, LLC. Term Loan B	4.500%	05/31/17	2,350	2,226,789

TWCC Holding Corp. New Term Loan B	4.250%	02/13/17	745	722,072

Univision Communications, Inc. Extended Term Loan	4.471%	03/31/17	19,511	16,886,906

				58,871,236

Retailers (except food & drug)–2.3%
Academy, Ltd. Term Loan	6.000%	08/03/18	2,225	2,126,945

Amscan Holdings, Inc. Term Loan B	6.750%	12/04/17	5,516	5,309,006

Claire’s Stores, Inc. Term Loan B	3.000%	05/29/14	413	361,782

Educate, Inc. Second Lien Term Loan	8.500%	06/16/14	247	236,800

FTD, Inc. New Term Loan	4.750%	06/06/18	2,077	1,996,949

Guitar Center, Inc. Extended Term Loan	5.500%	04/10/17	3,699	3,202,993

Gymboree Corp. New Term Loan	5.000%	02/23/18	54	48,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Retailers (except food & drug)–(continued)

J. Crew Group, Inc. New Term Loan B	4.750%	03/07/18	$4,351	$3,899,437

Michaels Stores, Inc. Term Loan B2	4.750%	07/31/16	2,422	2,292,503

				19,474,562

Surface Transport–1.0%
Avis Budget Car Rental, LLC Term Loan	5.750%	04/19/14	1,174	1,160,184

Cardinal Logistics Management, Inc. First Lien Term Loan(a)	12.500%	09/23/13	786	550,019

Kenan Advantage Group, Inc. New Term Loan	4.500%	06/10/16	2,888	2,890,821

Swift Transportation Co., Inc. Term Loan B	6.000%	12/21/16	3,738	3,585,391

				8,186,415

Telecommunications–5.3%
Avaya, Inc. Extended Term Loan B3	4.814%	10/26/17	936	812,913

Cellular South, Inc. New Term Loan B	4.500%	07/27/17	2,336	2,283,553

Fairpoint Communications, Inc. New Term Loan B	6.500%	01/22/16	8,410	7,006,301

Global Tel*Link Corp. New Term Loan B	5.000%	11/10/16	3,202	3,057,714

Integra Telecom Holdings, Inc. New Term Loan B	9.250%	04/15/15	1,052	996,336

Level 3 Communications, Inc. Add on Term Loan	11.500%	03/13/14	3,417	3,571,852

Level 3 Communications, Inc. Term Loan A	2.500%	03/13/14	4,525	4,212,775

MetroPCS Wireless, Inc. New Term Loan B	4.000%	03/16/18	10,755	10,136,318

NTELOS, Inc. New Term Loan B	4.000%	08/07/15	4,997	4,801,476

Orius Corp. Term Loan A (Acquired 2/03/03-12/14/05; Cost $966,305)(b)(c)(d)	6.750%	01/23/09	3,115	0

Orius Corp. Term Loan B1 (Acquired 2/03/03-09/12/08; Cost $1,346,665)(b)(c)(d)	7.250%	01/23/10	2,308	0

Paetec Holding Corp. Term Loan	5.000%	05/31/18	1,097	1,091,195

Securus Technologies, Inc. New Term Loan	6.250%	05/31/17	2,760	2,680,788

Syniverse Technologies, Inc. Term Loan B	5.250%	12/21/17	2,828	2,771,025

TowerCo Finance, LLC Term Loan B	5.250%	02/02/17	1,138	1,102,089

U.S. TelePacific Corp. New Term Loan B	5.750%	02/23/17	1,000	970,835

				45,495,170

Utilities–6.0%
AES Corp. New Term Loan	4.250%	06/01/18	4,505	4,349,810

BRSP, LLC Term Loan B	7.500%	06/04/14	4,767	4,588,653

Calpine Corp. New Term Loan	4.500%	04/02/18	5,532	5,132,831

FirstLight Power Resources, Inc. Second Lien Term Loan	4.750%	05/01/14	3,000	2,755,005

FirstLight Power Resources, Inc. Term Loan B	2.750%	11/01/13	3,146	3,004,609

Great Point Power, Inc. Term Loan B1	4.250%	03/10/17	1,144	1,108,131

Longview Power, LLC Extended Term Loan B	6.000%	10/31/17	2,427	2,161,748

Longview Power, LLC Synthetic Letter of Credit	3.813%	02/28/14	373	333,200

Mach Gen, LLC Letter of Credit	2.250%	02/22/13	187	170,876

NRG Energy, Inc. New Term Loan B	4.000%	07/02/18	3,691	3,573,270

Primary Energy Operations, LLC Term Loan	6.500%	10/23/14	2,781	2,725,471

Star West Generation, LLC Term Loan B	6.000%	05/14/18	5,844	5,632,559

Texas Competitive Electric Holdings Co., LLC Extended Term Loan	4.740%	10/10/17	203	150,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Senior Loan Fund

			Principal
		Stated	Amount
	Coupon	Maturity*	(000)	Value

Utilities–(continued)

Texas Competitive Electric Holdings Co., LLC Non-Extended Term Loan	3.710%	10/10/14	$15,296	$11,701,593

TPF Generation Holdings, LLC Second Lien Term Loan C	4.496%	12/15/14	4,300	4,042,002

				51,430,224

Total Variable Rate** Senior Loan Interests–100.5%				860,180,291

			Par
			Amount
		Maturity	(000)

Notes–6.9%
Air Transport–0.1%
Continental Airlines, Inc.	6.750%	09/15/15	1,090	1,070,925

Building & Development–0.1%
Realogy Corp.	7.875%	02/15/19	542	452,570

Cable & Satellite–0.0%
AMC Networks, Inc.	7.750%	07/15/21	324	335,340

Chemicals & Plastics–0.5%
Lyondell Chemical Co.	11.000%	05/01/18	3,149	3,517,469

Wellman, Inc.(a)	5.000%	01/29/19	958	823,861

				4,341,330

Conglomerates–0.1%
Goodman Networks, Inc.	12.125%	07/01/18	1,160	1,157,100

Containers & Glass products–1.0%
Berry Plastics Group, Inc.(h)	5.000%	02/15/15	4,219	3,976,407

Reynolds Group Holdings, Inc.	7.875%	08/15/19	4,445	4,467,225

				8,443,632

Ecological Services & Equipment–0.0%
Environmental Systems Products Holdings, Inc.(a)	18.000%	03/31/15	372	371,761

Forest Products–0.4%
Verso Paper Holdings, LLC(h)	4.004%	08/01/14	1,500	1,245,000

Verso Paper Holdings, LLC	11.500%	07/01/14	1,573	1,679,178

				2,924,178

Health Care–1.2%
Apria Healthcare Group, Inc.	11.250%	11/01/14	6,167	6,105,000

HCA, Inc.	6.500%	02/15/20	3,930	3,969,300

				10,074,300

Home Furnishings–0.1%
Targus Group International, Inc.(a)	10.000%	06/14/19	554	553,765

Structured Products–1.4%
Apidos Quattro CDO (Cayman Islands)(h)	3.851%	01/20/19	460	351,900

Ares XI CLO, Ltd.(h)	3.250%	10/11/21	816	526,320

Atrium CDO Corp.	9.176%	06/08/19	460	418,600

BALL Hilton(h)	1.957%	11/15/13	4,362	3,897,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Senior Loan Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Structured Products–(continued)

Columbus Nova CLO, Ltd.(h)	3.890%	05/16/19	$2,452	$1,636,710

Flagship CLO V(h)	5.000%	06/10/21	1,294	902,408

Halcyon Loan Investors CLO II, Ltd. (Cayman Islands)(h)	3.853%	04/24/21	2,286	1,575,054

ING Investment Management CLO, Ltd.(h)	3.750%	12/13/20	1,339	839,553

Madison Park Funding IV, Ltd(h)	3.847%	03/22/21	805	533,665

Sierra CLO, Ltd(g)(h)	3.753%	01/22/21	808	634,280

Silverado CLO, Ltd(h)	4.000%	10/16/20	976	632,448

				11,948,093

Telecommunications–0.1%
Paetec Holding Corp.	8.875%	06/30/17	650	697,125

Utilities–1.9%
Calpine Corp.	7.250%	10/15/17	2,169	2,201,535

Calpine Corp.	7.500%	02/15/21	5,380	5,474,398

Calpine Corp.	7.875%	01/15/23	4,561	4,675,136

NRG Energy, Inc.	7.625%	05/15/19	4,069	3,977,447

				16,328,516

Total Notes 6.9%				58,698,635

			Shares

Common Stocks & Other Equity Interests–1.8%
Aerospace & Defense–0.0%
IAP Worldwide Services, Inc., Series A, wts. expiring 06/11/15 (Acquired 06/18/08; Cost $0)(j)			58,792	154,035

IAP Worldwide Services, Inc., Series B, wts. expiring 06/11/15 (Acquired 06/18/08; Cost $0)(j)			17,219	0

IAP Worldwide Services, Inc., Series C, wts. expiring 06/11/15 (Acquired 06/18/08; Cost $0)(j)			8,717	0

				154,035

Building & Development–0.4%
Axia Acquisition Corp.(g)(j)			397	992,450

Building Materials Holding Corp.(g)(j)			940,471	1,128,565

Contech Construction Products, Inc.(j)			376,989	0

Lake At Las Vegas Joint Venture, LLC, Class A(j)			780	315,959

Lake At Las Vegas Joint Venture, LLC, Class B(j)			9	3,749

Lake At Las Vegas Joint Venture, LLC, Class C, wts. expiring 7/15/15(j)			39	0

Lake At Las Vegas Joint Venture, LLC, Class D, wts. expiring 7/15/15(j)			54	0

Lake At Las Vegas Joint Venture, LLC, Class E, wts. expiring 7/15/15(j)			60	0

Lake At Las Vegas Joint Venture, LLC, Class F, wts. expiring 7/15/15(j)			67	0

Lake At Las Vegas Joint Venture, LLC, Class G, wts. expiring 7/15/15(j)			76	0

Newhall Holding Co., LLC(j)			280,899	398,034

WCI Communities, Inc.(j)			4,504	450,400

				3,289,157

Chemicals & Plastics–0.2%
Lyondell Chemical Co., Class A(j)			49,995	1,732,327

Wellman, Inc.(j)			845	0

				1,732,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Senior Loan Fund

	Shares	Value

Conglomerates–0.1%
Euramax International, Inc., Class A(g)(j)	3,272	$916,216

Cosmetics/Toiletries–0.3%
Marietta Intermediate Holding Corp. (Acquired 04/22/10; Cost $3,726,330)(i)(j)	2,679,615	1,982,915

Marietta Intermediate Holding Corp., wts. expiring 02/20/19 (Acquired 03/17/10; Cost $0)(i)(j)	519,444	0

		1,982,915

Ecological Services & Equipment–0.1%
Environmental Systems Products Holdings, Inc. (Acquired 09/27/07; Cost $0)(j)	6,195	681,450

Environmental Systems Products Holdings, Inc., Pfd. (Acquired 09/27/07; Cost $35,450)(j)	1,418	225,462

		906,912

Financial Intermediaries–0.0%
RJO Holdings Corp. (Acquired 01/13/11; Cost $0)(g)(j)	4,290	26,571

RJO Holdings Corp., Pfd. (Acquired 01/13/11; Cost $0)(g)(j)	324	32,446

		59,017

Health Care–0.0%
Quality Home Brands Holdings, LLC (Acquired 01/26/10; Cost $0)(g)(j)	7,523	3,762

Home Furnishings–0.0%
Targus Group International, Inc. (Acquired 12/17/09; Cost $0)(j)	22,469	64,486

Leisure Goods/Activities/Movies–0.1%
MB2, LP. (Canada)(j)	21,810	175,718

True Temper Sports, Inc. (Acquired 12/17/09; Cost $3,787,500)(j)	107,143	882,858

		1,058,576

Lodging & Casinos–0.2%
BLB Worldwide Holdings, Inc., Class A(g)(j)	134,134	1,330,207

BLB Worldwide Holdings, Inc., Class B(j)	1,250	6,250

		1,336,457

Oil & Gas–0.1%
Vitruvian Exploration, LLC(j)	26,740	875,735

Publishing–0.3%
Affiliated Media, Inc.(j)	81,915	2,375,539

Cygnus Business Media, Inc.)(acquired 09/29/09; Cost $1,229,265)(i)(j)	5,776	0

Endurance Business Media, Inc. Class A(i)(j)	10,092	100,922

F&W Publications, Inc.(j)	10,490	1,311

F&W Publications, Inc., wts. expiring 06/09/14(j)	1,874	234

MC Communications, LLC (Acquired 07/02/09; Cost $0)(j)	222,056	0

SuperMedia, Inc.(j)	1,898	4,024

		2,482,030

Radio & Television–0.0%
Cumulus Media, Inc., wts. expiring 06/29/19 (acquired 01/14/10; Cost $0)(j)	9,213	14,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Senior Loan Fund

	Shares	Value

Telecommunications–0.0%
CTM Media Holdings, Inc.(j)	2,543	$5,569

IDT Corp., Class B(j)	7,632	166,759

		172,328

Total Common Stocks & Other Equity Interests–1.8%		15,047,957

Total Long-Term Investments–109.2% ($1,074,018,813)		933,926,883

Time Deposit–1.8%
State Street Bank & Trust Co. ($15,778,930 Principal, 0.01% coupon, dated 08/31/11, to be sold on 09/01/11 at $7,605,058 (Cost $15,778,934)(k)		15,778,930

TOTAL INVESTMENTS–111.0% ($1,089,797,743)		949,705,813

BORROWINGS–(12.3%)		(105,000,000)

OTHER ASSETS LESS LIABILITIES–1.3%		10,941,374

NET ASSETS–100.0%		$855,647,187

Investment Abbreviations:

CDO	– Collateralized debt obligation	Wts.	– Warrants
CLO	– Collateralized loan obligation	Pfd.	– Preferred
DIP	– Debtor-in-possession
PIK	– Payment-in-kind

Notes to Schedule of Investments:

(a)	All or a portion of this security is payment-in-kind.
(b)	This borrower is currently in liquidation.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $18,864,512, which represented 2.20% of the Fund’s net assets.
(d)	This borrower has filed for protection in federal bankruptcy court.
(e)	The borrower is in the process of restructuring or amending the terms of this loan.
(f)	All or a portion of this security is designated in connection with unfunded loan commitments. See Note 10
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011, was $5,064,497, which represented 0.59% of the Fund’s net assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(i)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2011 was $7,150,080, which represented 0.83% of the Fund’s Net Assets. See Note 5.
(j)	Non-income producing security acquired through the restructuring of senior loans.
(k)	Security is considered a cash equivalent for the Statement of Cash Flows. See Note 1H.
*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.
**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redeterminded by reference to a base the lending rate plus a premium. These base lending rates are generally (1) the lending rate offered by one or more major European banks, such as the London inter-Bank Offered Rate (“LIBOR”), (2) the prime rate offered by one or more major United States banks, or (3) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan. The stated coupon rates reflect the weighted average rate of the outstanding contracts for each loan as of August 31, 2011.

Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Senior Loan Fund

Portfolio Composition

By credit quality rating, based on Total Investments
as of August 31, 2011

Baa2	1.3%

Baa3	1.3

Ba1	3.1

Ba2	8.0

Ba3	23.7

B1	20.3

B2	12.6

B3	6.2

Caa1	3.5

Caa2	2.4

Caa3	0.8

Ca	0.4

C	0

D	0

Not-Rated	14.9

Equity	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:

Unaffiliated investments (Cost $1,059,767,509)	$942,555,733

Affiliated investments (Cost $30,030,234)	7,150,080

Total Investments (Cost $1,089,797,743)	949,705,813

Cash	817,616

Receivables:
Investments sold	31,020,293

Interest and fees	5,798,575

Fund shares sold	2,101,062

Other assets	291,452

Total assets	989,734,811

Liabilities:
Payables:
Borrowings	105,000,000

Investments purchased	17,658,398

Income distributions	2,378,569

Fund shares repurchased	163,236

Accrued fees to affiliates	596,355

Unrealized depreciation on swap agreements	107,973

Unrealized depreciation on unfunded commitments	6,986,592

Accrued other operating expenses	1,173,450

Accrued interest, facilities and maintenance	23,051

Total liabilities	134,087,624

Net assets	$855,647,187

Net assets consist of:
Shares of beneficial interest	$1,931,659,672

Accumulated undistributed net investment income	(7,767,229)

Accumulated net realized gain (loss)	(921,171,261)

Net unrealized appreciation (depreciation)	(147,073,995)

Net assets	$855,647,187

Net asset Value and Maximum Offering Price Per Share:
Class A shares:
Net Asset value and redemption price per share (based on net assets of $135,925,381 and 21,722,339 shares of beneficial interest issued and outstanding)	$6.26

Maximum sales charge (3.25% of offering price)	0.21

Maximum offering price to public	$6.47

Class B shares:
Net asset value and offering price per share (based on net assets of $16,603,720 and 2,653,731 shares of beneficial interest issued and outstanding)	$6.26

Class C shares:
Net asset value and offering price per share (based on net assets of $157,956,411 and 25,243,126 shares of beneficial interest issued and outstanding)	$6.26

Class IB shares:
Net asset value and offering price per share (based on net assets of $463,344,446 and 73,970,176 shares of beneficial interest issued and outstanding)	$6.26

Class IC shares:
Net asset value and offering price per share (based on net assets of $81,817,229 and 13,069,618 shares of beneficial interest issued and outstanding)	$6.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest from unaffiliated investments	$32,177,954

Interest from affiliated investments	102,749

Dividend income	16,309

Total income	32,297,012

Expenses:
Investment advisory fee	4,245,801

Interest, facilities and maintenance fees	1,514,507

Distribution fees:

Class A	204,100

Class B	94,530

Class C	932,474

Class IC	67,722

Administrative services fees	1,211,799

Transfer agent fees	489,762

Professional fees	697,257

Custodian fees	187,921

Trustees’ and officers’ fees and benefits	55,119

Other	539,406

Total expenses	10,240,398

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(529,155)

Net expenses	9,711,243

Net investment income	22,585,769

Realized and unrealized gain (loss):
Realized gain (loss):
Unaffiliated investments	(8,891,537)

Affiliated investments	(8,142)

Swap agreements	216,666

Net realized gain (loss)	(8,683,013)

Unrealized appreciation (depreciation):
Beginning of the period	(89,379,043)

End of the period:
Investments	(140,091,930)

Swap agreements	4,527

Unfunded commitments	(6,986,592)

(147,073,995)

Net unrealized appreciation (depreciation) during the period	(57,694,952)

Net realized and unrealized gain (loss)	(66,377,965)

Net increase (decrease) in net assets from operations	$(43,792,196)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period August 1,2010 to February 28, 2011 and the Year ended July 31, 2010
(Unaudited)

	Six months	Seven months
	ended	ended	Year ended
	August 31,	February 28,	July 31,
	2011	2011	2010

From investment activities:
Operations:
Net investment income	$22,585,769	$27,842,423	$46,384,918

Net realized gain (loss)	(8,683,013)	(14,411,629)	(128,952,790)

Net unrealized appreciation (depreciation) during the period	(57,694,952)	82,768,461	261,568,235

Change in net assets from operations	(43,792,196)	96,199,255	179,000,363

Distributions from net investment income:
Class A shares	(3,964,067)	(5,018,297)	(9,403,005)

Class B shares	(387,727)	(421,663)	(794,596)

Class C shares	(3,825,048)	(4,699,451)	(9,212,195)

Class IB shares	(12,391,787)	(14,512,886)	(27,157,593)

Class IC shares	(2,193,276)	(2,632,994)	(4,934,432)

	(22,761,905)	(27,285,291)	(51,501,821)

Return of capital distributions:
Class A shares	—	—	(1,173,947)

Class B shares	—	—	(99,204)

Class C shares	—	—	(1,150,125)

Class IB shares	—	—	(3,390,574)

Class IC shares	—	—	(616,054)

	—	—	(6,429,904)

Total distributions	(22,761,905)	(27,285,291)	(57,931,725)

Net change in net assets from investment activities	(66,554,101)	68,913,964	121,068,638

From capital transactions:
Proceeds from shares Sold	23,764,474	38,085,215	102,307,151

Net Asset Value of shares Issued Through Dividend Reinvestment	8,339,401	9,701,918	25,705,665

Cost of shares Repurchased	(119,697,918)	(144,262,396)	(206,709,610)

Net change in net assets from capital transactions	(87,594,043)	(96,475,263)	(78,696,794)

Total increase (decrease) in net assets	(154,148,144)	(27,561,299)	42,371,844

Net assets:
Beginning of the period	1,009,795,331	1,037,356,630	994,984,786

End of the period (including accumulated undistributed net investment income of $(7,767,229), $(7,591,093) and $(9,446,964), respectively)	$855,647,187	$1,009,795,331	$1,037,356,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net decrease in net assets applicable to common shares from operations	$(43,792,196)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities
Purchases of investments	(650,743,207)

Sales of Investments/principal repayments	802,831,547

Amortization of loan fees	1,638,707

Net loan fees	526,641

Accretion of discounts	(4,682,366)

Net realized loss on investments	8,899,679

Net change in unrealized depreciation on investments	54,385,554

Increase in interest and fees receivable and other assets	(561,221)

Increase in accrued expenses and other payables	54,487

Decrease in accrued interest expense	(24,949)

Net change in swap agreements	118,379

Net change in unfunded commitments	3,126,019

Net cash provided by operating activities	171,777,074

Cash flows provided by (used in) financing activities:
Proceeds from shares sold	23,037,076

Net proceeds from and repayments of borrowings	(73,000,000)

Payments on shares repurchased	(119,721,805)

Distributions paid	(14,364,386)

Net cash provided by (used in) financing activities	(184,049,115)

Net decrease (increase) in cash	(12,272,041)

Cash and cash equivalents at Beginning of the period	28,868,587

Cash and cash equivalents at the End of the period	$16,596,546

Supplemental disclosures of cash flow information
Cash paid during the period for interest	1,514,507

Non cash interest received during the period	$283,570

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Senior Loan Fund, (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invest primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variet of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatillity.
  The Fund continuously offers Class A Shares, Class B Shares and Class C Shares. The Fund also has outstanding Class IB Shares and Class IC Shares which are not continuously offered. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

22        Invesco Van Kampen Senior Loan Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

23        Invesco Van Kampen Senior Loan Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
Other income is compromised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate obligations, if any.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be

24        Invesco Van Kampen Senior Loan Fund

subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in certain circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L	Industry Concentration — To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
M.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or broad of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
N.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.900%

Next $1 billion	0.850%

Next $1 billion	0.825%

Next $500 million	0.800%

Over $3 billion	0.775%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management,

25        Invesco Van Kampen Senior Loan Fund

Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class IB and Class IC shares to 1.53%, 2.28%, 2.28%, 1.53% and 1.53% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Funds’s expenses after fee waiver and/or expense reimbursement to exceed the limit reflected above: (1) interest, facilities and maintenance fees (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company serve as the custodian and fund accountant and provides certain administrative services to the Fund.
  The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% each of the average daily net assets of Class B and Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. Due to voluntary waivers by IDI, the aggregate distribution and service fees are currently 0.00%, 0.75%, 0.75% and 0.00% of the average daily net assets of Class A, Class B, Class C and Class IC shares, respectively. For the period March 1, 2011 to August 31, 2011, IDI waived service fees of $528,573.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended August 31, 2011, IDI advised the Fund that IDI retained $6,425 on front-end sales commissions from the sale of Class A Shares and $3,488, $5,628, $4,461 from Class A, Class B and Class C Shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26        Invesco Van Kampen Senior Loan Fund

  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

Investments in an Asset Position
	Level 1	Level 2	Level 3	Total

Variable Rate Senior Loan Interests	$—	$856,352,957	$3,827,334	$860,180,291

Notes	—	57,321,010	1,377,625	58,698,635

Equities	2,084,399	8,652,643	4,310,915	15,047,957

Time Deposits	—	15,778,930	—	15,778,930

	$2,084,399	$938,105,540	$9,515,874	$949,705,813

Investments in a Liability Position

Swap Agreements*	$—	$(158,668)	$—	$(158,668)

Unfunded Commitments	—	(6,986,592)	—	(6,986,592)

	$—	$(7,145,260)	$—	$(7,145,260)

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements	$—	$(107,973)

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain
(Loss) on Statement
of Operations
Swap
Agreements*

Realized Gain
Credit risk	$216,666

Change in Unrealized Appreciation (Depreciation)
Credit risk	(183,379)

Total	$33,287

*	The average value of swap agreements outstanding during the period was $5,000,000.

Open Credit Default Swap Agreements
								Value	Credit
					Implied	Notional		Unrealized	Rating of
	Reference	Buy/Sell	Pay/Receive	Expiration	Credit	Amount	Upfront	Appreciation	Reference
Counterparty	Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)	Entity(b)

Goldman sachs International	Texas Competitive Electric Holdings Co. LLC	Sell	5.000%	03/20/12	11.19%	$5,000	$112,500	$(107,973)	B-

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	Credit rating as issued by Standard and Poor’s (Unaudited)

27        Invesco Van Kampen Senior Loan Fund

NOTE 5—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a trust holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended August 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
Name	02/28/2011	at Cost	from Sales	(Depreciation)	Gain (Loss)	08/31/2011	Interest

Cygnus Business Media — Common Shares	$—	$—	$—	$—	$—	$—	$—

Cygnus Business Media — Term Loan	2,440,871	—	(19,827)	(672,815)	276	1,748,505	35,290

Endurance Business Media — Common Shares	100,922	—	—	—	—	100,922	—

Endurance Business Media — Term Loan	1,615,426	—	(26,997)	(96,947)	(8,418)	1,483,064	56,233

Marietta Intermediate Holdings — Common Shares	2,197,284	—	—	(214,369)	—	1,982,915	—

Marietta Intermediate Holdings — Term Loan	1,875,902	—	—	(41,228)	—	1,834,674	11,226

Marietta Intermediate Holdings — Warrants	—	—	—	—	—	—	—

Total	$8,230,405	$—	$(46,824)	$(1,025,359)	$(8,142)	$7,150,080	$102,749

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $582. respectively.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. A member of that Fim is a Trustee of the Fund.
  For the six months ended August 31, 2011, the Fund paid legal fees of $260,020 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  The Fund may utilize financial leverage to the maximum extent allowable under the 1940 Act. Under the 1940 Act, a fund generally may not borrow money greater than 33 1/3% of the Fund’s total assets.
  The Fund is a party to a $300 million revolving credit and security agreement. The revolving credit agreement is secured by the assets of the Fund. In connection with this agreement, for the six month period ended to August 31, 2011, the Fund incurred fees of 1,514,507, as disclosed on the Statement of Operations. For the six month period ended August 31, 2011, the average daily balance of borrowings under the revolving credit and security agreement was $168,315,217, with a weighted average interest rate of 0.21%.

NOTE 9—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.
  The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for monthly offers is between 5% and 8%, (The Board of Trustees may authorize an additional 2%, if necessary, without extending the repurchase offer.) The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate monthly Repurchase Offers,

28        Invesco Van Kampen Senior Loan Fund

the Fund has shorter notice periods before each offer, shorter repurchase periods and shorter payment periods after each offer. For the six months ended August 31, 2011 the Fund had six monthly Repurchase Offers as follows:

	Percentage of	Number of
Repurchase	Outstanding Shares	Shares Tendered	Percent of
Request	the Fund Offered to	(all classes)	Outstanding Shares Tendered
Deadlines	Repurchase	(Pending)	(all classes)(Pending)

March 18, 2011	6.0%	2,527,170	1.7%

April 15, 2011	6.0	2,499,698	1.7

May 20, 2011	6.0	2,483,540	1.7

June 17, 2011	6.0	2,889,269	2.0

July 15, 2011	6.0	2,519,026	1.8

August 19, 2011	6.0	5,047,859	3.6

NOTE 10—Unfunded Loan Commitments

As of August 31, 2011, the Fund had unfunded loan commitments of $6,986,592, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Unfunded	Appreciation
Description	Type	Commitment	(Depreciation)

Axia Acquisition Corp.	Revolving Credit Agreement	$1,374,671	$(103,100)

Bright Horizons Family Solutions, Inc.	Revolving Credit Agreement	5,536,000	(411,159)

Cannery Casino Resorts, LLC	Revolving Credit Agreement	365,909	(34,006)

Catalent Pharma Solutions	Revolving Credit Agreement	2,500,000	(377,175)

Delta Air Lines, Inc.	Revolving Credit Agreement	2,500,000	(156,250)

Education Management, LLC	Revolving Credit Agreement	2,000,000	(330,490)

Gatehouse Media, Inc.	Revolving Credit Agreement	1,500,000	(225,000)

General Motors Holdings	Revolving Credit Agreement	9,300,900	(959,155)

Graphic Packaging International, Inc.	Revolving Credit Agreement	5,000,000	(250,000)

Hicks Sports Group, LLC	Term Loan	11	—

Hunter Fan Company	Revolving Credit Agreement	3,541,667	(460,417)

Lake at Las Vegas Joint Venture, LLC	Revolving Credit Agreement	48,500	(485)

Pinnacle Foods Finance, LLC	Revolving Credit Agreement	7,000,000	(1,435,000)

Reynolds Group Holdings, Inc.	Term Loan	17,944,145	(661,601)

Sbarro, Inc.	Term Loan	13,995	—

Surgical Care Affiliates, Inc.	Revolving Credit Agreement	3,000,000	(422,610)

TricorBraun, Inc.	Revolving Credit Agreement	2,500,000	(225,000)

USI Holdings Corp.	Revolving Credit Agreement	6,666,667	(933,334)

White Birch Paper Co.	Term Loan	222,826	(1,810)

		71,015,291	(6,986,592)

NOTE 11—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

29        Invesco Van Kampen Senior Loan Fund

  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 29, 2012	$153,257,861

February 28, 2013	68,141,145

February 28, 2014	21,900,119

February 28, 2015	48,144,741

February 29, 2016	10,160,798

February 28, 2017	197,862,074

February 28, 2018	285,679,451

February 28, 2019	93,003,673

Total capital loss carryforward	$878,149,862

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 12—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund for the six months ended August 31, 2011 was $594,319,027 and $796,463,505, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,404,392

Aggregate unrealized (depreciation) of investment securities	(183,286,425)

Net unrealized appreciation (depreciation) of investment securities	$(167,882,033)

Cost of investments for tax purposes is $1,117,587,846.

30        Invesco Van Kampen Senior Loan Fund

NOTE 13—Share Information

	For the				For the				For the
	Six months ended				Seven months ended				Year ended
	August 31, 2011(a)				February 28, 2011				July 31, 2010
	Shares		Value		Shares		Value		Shares	Value

Sales:

Class A	1,631,278	(b)	$10,924,640	(b)	3,010,095	(c)	$19,629,290	(c)	9,845,465	$60,615,249

Class B	179,770		1,200,964		430,666		2,822,756		457,420	2,816,081

Class C	1,064,821		7,125,595		1,754,728		11,438,310		5,303,046	32,558,729

Class IB	355,896		2,374,208		493,663		3,200,688		780,432	4,812,998

Class IC	335,297		2,139,067		152,805		994,171		243,737	1,504,094

Total Sales	3,567,062		23,764,474		5,841,957		38,085,215		16,630,100	102,307,151

Dividend Reinvestment:

Class A	155,281		1,030,901		200,103		1,298,956		688,142	4,235,453

Class B	19,595		130,033		22,049		143,103		60,236	370,866

Class C	139,031		923,130		170,918		1,109,100		576,804	3,546,107

Class IB	839,828		5,574,835		975,856		6,340,953		2,492,433	15,358,953

Class IC	102,582		680,502		124,699		809,806		356,249	2,194,286

Total Dividend Reinvestment	1,256,317		8,339,401		1,493,625		9,701,918		4,173,864	25,705,665

Repurchases:

Class A	(5,797,045)		(38,105,732)		(7,466,488)		(48,574,424)		(10,278,445)	(63,336,379)

Class B	(438,084	)(b)	(2,869,809	)(b)	(407,951	)(c)	(2,633,772	)(c)	(702,577)	(4,343,561)

Class C	(5,090,867)		(33,337,349)		(5,852,683)		(37,974,752)		(7,943,623)	(48,963,345)

Class IB	(5,448,961)		(36,071,505)		(6,987,876)		(45,354,601)		(12,365,524)	(76,168,518)

Class IC	(1,399,387)		(9,313,523)		(1,494,883)		(9,724,847)		(2,262,940)	(13,897,807)

Total Repurchases	(18,174,344)		$(119,697,918)		(22,209,881)		$(144,262,396)		(33,553,109)	$(206,709,610)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 68,538 Class B Shares into 68,498 Class A Shares at a value of $453,769.
(c)	Includes automatic conversion of 74,804 Class B Shares into 74,789 Class A Shares at a value of $482,998.

NOTE 14—Senior Loan Participation Commitments

  The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
At August 31, 2011, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

	Principal Amount	Value
Selling Participant	(000’s omitted)	(000’s omitted)

Credit Suisse AG, Cayman Branch	$2,527	$2,266

Goldman Sachs Lending Partners LLC	4,222	3,787

Goldman Sachs Lending Partners LLC	1,920	1,722

Goldman Sachs Lending Partners LLC	632	567

Total	$9,301	$8,342

31        Invesco Van Kampen Senior Loan Fund

NOTE 15—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2011:

		Amount per Share
Share Class	Record Date	Payable September 30, 2011	Payable October 31, 2011

Class A	Daily	0.0275	0.275

Class B	Daily	0.0275	0.275

Class C	Daily	0.0275	0.275

Class IB	Daily	0.0235	0.0235

Class IC	Daily	0.0235	0.0235

NOTE 16—Legal Matters

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The Fund is part of a group of defendants (Lenders) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida, brought in connection with the bankruptcy proceeding styled In re: TOUSA, Inc. et al.,, filed on July 14, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. et al., home building companies to which the Lenders loaned money through different lending facilities. An amended complaint was filed on October 17, 2008. Plaintiff alleges that monies used to repay the Lenders or allocated to repay the Lenders should be avoided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were allegedly forced to become co-borrowers and guarantors of the monies used/allocated to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value for incurring those obligations. Plaintiff seeks to avoid the transfers and other equitable relief. The Fund, along with numerous other defendants hereafter referred to as the Senior Transeastern Lenders, is named in two separate lending capacities. The first capacity is in connection with the Fund’s position as a lender in a revolving credit agreement and the second capacity is in connection with its position as lenders in a term loan. The case went to trial on October 13, 2009, resulting in the Bankruptcy Court rendering final judgment and requiring Lenders to post bonds equal to 110% of damages and disgorgement against them. Bonds were posted in December 12, 2009. On May 28, 2010, the Bankruptcy Court entered an order for revolving credit lenders to pay additional interest in connection with damages awarded against them. On July 13, 2010, Bankruptcy Court entered an order setting amounts of disgorgement awards against term loan lenders. The Senior Transeastern Lenders, including the Funds, appealed to district court. Oral argument on the appeal of the Final Judgment was heard on October 22, 2010. Objections to the disclosure statement were filed with the Bankruptcy Court on behalf of Debtors and the United States Trustee on December 20, 2010, and December 23, 2010, respectively. On February 11, 2011, the District Court issued an order that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Senior Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Senior Transeastern Lenders; 3) discharged all bonds deposited by Senior Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Senior Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Senior Transeastern Lenders. This matter is pending before the 11th Circuit Court of Appeals.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

NOTE 17—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Prime Income Trust (the “Target Fund”) in exchange for shares of the Fund.
  The Target Fund’s shareholders approved the Agreement on October 19, 2011 and the reorganization will be consummated on December 19, 2011. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding share class of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

32        Invesco Van Kampen Senior Loan Fund

NOTE 18—Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months		Seven months
	ended		ended
	August 31,		February 28,		Year ended July 31,
	2011		2011		2010		2009		2008		2007

Net asset value, beginning of the period	$6.73		$6.29		$5.60		$7.48		$8.65		$8.99

Net investment income(a)	0.16		0.18		0.28		0.40		0.61		0.66

Net realized and unrealized gain (loss)	(0.47)		0.44		0.76		(1.86)		(1.17)		(0.29)

Total income (loss) from investment operations	(0.31)		0.62		1.04		(1.46)		(0.56)		0.37

Less:
Distributions from net investment income	(0.16)		(0.18)		(0.31)		(0.42)		(0.61)		(0.71)

Return of capital distributions	—		—		0.04		—		—		—

Total distributions	(0.16)		(0.18)		(0.35)		(0.42)		(0.61)		(0.71)

Net asset value, end of the period	$6.26		$6.73		$6.29		$5.60		$7.48		$8.65

Total return	(4.68	)%(b)(c)	9.97	%(b)(c)	18.78	%(b)	(18.60	)%(d)	(6.70	)%(d)	4.06	%(d)

Net assets at end of the period (000’s omitted)	$135,925		$173,137		$188,589		$166,448		$281,436		$544,723

Portfolio turnover(e)	53%		44%		55%		33%		35%		74%

Ratios/supplemental data based on average net assets:
Ratio of Expenses:
With fee waivers and/or expense reimbursements	1.84	%(c)(f)	1.71	%(c)(g)	1.89%		2.34%		2.51%		2.50%

With fee waivers and/or expense reimbursements excluding interest facilities and maintenance fees	1.53	%(c)(f)	1.37	%(c)(g)	1.57%		1.86%		1.44%		1.41%

Without fee waivers and/or expense reimbursements	2.09	%(c)(f)	1.96	%(c)(g)	2.14%		2.59%		2.76%		2.75%

Ratio of net investment income with fee waivers and/or expense reimbursements	4.81	%(c)(f)	4.86	%(c)(g)	4.53%		7.57%		7.55%		7.34%

Ratio of net investment income without fee waivers and/or expense reimbursements	4.56	%(c)(f)	4.61	%(c)(g)	4.28%		7.32%		7.30%		7.09%

Senior Indebtedness:
Total borrowing outstanding (000’s omitted)	$105,000		$178,000		$198,000		$132,000		$458,000		$555,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$9,149		$6,673		$6,239		$8,538		$4,538		$5,543

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.00% for the six months ended August 31, 2011 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or early withdrawal charge. On purchases of $1 million or more, an early withdrawal charge of 1% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined distribution and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio Turnover is calculated at the Fund level and is not annualized for Periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(f)	Ratios are annualized and based on average, daily net assets (000’s omitted) of $162,393.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness unites, where one unit equals $1,000 of senior indebtedness.

33        Invesco Van Kampen Senior Loan Fund

NOTE 18—Financial Highlights—(continued)

	Class B Shares
	Six months		Seven months
	ended		ended
	August 31,		February 28,		Year ended July 31,
	2011		2011		2010		2009		2008		2007

Net asset value, beginning of the period	$6.73		$6.29		$5.60		$7.48		$8.65		$8.99

Net investment income(a)	0.14		0.15		0.23		0.36		0.55		0.60

Net realized and unrealized gain (loss)	(0.47)		0.44		0.77		(1.86)		(1.17)		(0.30)

Total income (loss) from investment operations	(0.33)		0.59		1.00		(1.50)		(0.62)		0.30

Less:
Distributions from net investment income	(0.14)		(0.15)		(0.28)		(0.38)		(0.55)		(0.64)

Return of capital distributions	—		—		0.03		—		—		—

Total distributions	(0.14)		(0.15)		(0.31)		(0.38)		(0.55)		(0.64)

Net asset value, end of the period	$6.26		$6.73		$6.29		$5.60		$7.48		$8.65

Total return	(5.04	)%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)	(7.43	)%(d)	3.29	%(d)

Net assets at end of the period (000’s omitted)	$16,604		$19,455		$17,902		$16,974		$29,589		$41,461

Portfolio turnover(e)	53%		44%		55%		33%		35%		74%

Ratios/supplemental data based on average net assets:
Ratio of Expenses:
With fee waivers and/or expense reimbursements	2.59	%(f)(g)	2.46	%(c)(g)	2.64%		3.11%		3.24%		3.28%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.28	%(f)(g)	2.12	%(c)(g)	2.32%		2.63%		2.20%		2.18%

Without fee waivers and/or expense reimbursements	2.84	%(f)(g)	2.71	%(c)(g)	2.89%		3.36%		3.49%		3.53%

Ratio of net investment income with fee waivers and/or expense reimbursements	4.06	%(f)(g)	4.10	%(c)(g)	3.79%		6.85%		6.76%		6.67%

Ratio of net investment income without fee waivers and/or expense reimbursements	3.81	%(f)(g)	3.85	%(c)(g)	3.54%		6.60%		6.51%		6.42%

Senior Indebtedness:
Total borrowing outstanding (000’s omitted)	$105,000		$178,000		$198,000		$132,000		$458,000		$555,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$9,149		$6,673		$6,239		$8,538		$4,538		$5,543

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.75% for the six months ended August 31, 2011 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio Turnover is calculated at the Fund level and is not annualized for periods of less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(f)	Ratios are annualized and based on average, daily net assets (000’s omitted) of $18,803.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness unites, where one unit equals $1,000 of senior indebtedness.

34        Invesco Van Kampen Senior Loan Fund

NOTE 18—Financial Highlights—(continued)

	Class C Shares
	Six months		Seven months
	ended		ended
	August 31,		February 28,		Year ended July 31,
	2011		2011		2010		2009		2008		2007

Net asset value, beginning of the period	$6.73		$6.29		$5.60		$7.48		$8.65		$8.99

Net investment income(a)	0.14		0.15		0.23		0.36		0.55		0.59

Net realized and unrealized gain (loss)	(0.47)		0.44		0.77		(1.86)		(1.17)		(0.29)

Total income (loss) from investment operations	(0.33)		0.59		1.00		(1.50)		(0.62)		0.30

Less:
Distributions from net investment income	(0.14)		(0.15)		(0.28)		(0.38)		(0.55)		(0.64)

Return of capital distributions	—		—		(0.03)		—		—		—

Total distributions	(0.14)		(0.15)		(0.31)		(0.38)		(0.55)		(0.64)

Net asset value, end of the period	6.26		6.73		6.29		$5.60		$7.48		$8.65

Total return	(5.04	)%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)	(7.43	)%(d)	3.29	%(d)

Net assets at end of the period (000’s omitted)	$157,956		$195,963		$207,828		$196,591		$338,551		$563,548

Portfolio turnover(e)	53%		44%		55%		33%		35%		74%

Ratios/supplemental data based on average net assets:
Ratio of Expenses:
With fee waivers and/or expense reimbursements	2.59	%(c)(f)	2.46	%(c)(g)	2.64%		3.10%		3.26%		3.25%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.28	%(c)(f)	2.12	%(c)(g)	2.32%		2.62%		2.20%		2.16%

Without fee waivers and/or expense reimbursements	2.84	%(c)(f)	2.71	%(c)(g)	2.89%		3.35%		3.51%		3.50%

Ratio of net investment income with fee waivers and/or expense reimbursements	4.06	%(c)(f)	4.11	%(c)(g)	3.79%		6.83%		6.79%		6.55%

Ratio of net investment income without fee waivers and/or expense reimbursements	3.81	%(c)(f)	3.86	%(c)(g)	3.54%		6.58%		6.54%		6.30%

Senior Indebtedness:
Total borrowing outstanding (000’s omitted)	$105,000		$178,000		$198,000		$132,000		$458,000		$555,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$9,149		$6,673		$6,239		$8,538		$4,538		$5,543

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.75% for the six months ended August 31, 2011 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio Turnover is calculated at the Fund level and is not annualized for periods of less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interest.
(f)	Ratios are annualized and based on average, daily net assets (000’s omitted) of $185,481.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness unites, where one unit equals $1,000 of senior indebtedness.

35        Invesco Van Kampen Senior Loan Fund

NOTE 18—Financial Highlights—(continued)

	Class IB Shares
	Six months		Seven months
	ended		ended
	August 31,		February 28,		Year ended July 31,
	2011		2011		2010		2009		2008		2007

Net asset value, beginning of the period	$6.73		$6.29		$5.60		$7.49		$8.66		9.01

Net investment income(a)	0.16		0.18		0.28		0.40		0.61		0.68

Net realized and unrealized gain (loss)	(0.47)		0.44		0.76		(1.87)		(1.17)		(0.32)

Total income (loss) from investment operations	(0.31)		0.62		1.04		(1.47)		(0.56)		0.36

Less:
Distributions from net investment income	(0.16)		(0.18)		(0.31)		(0.42)		(0.61)		(0.71)

Return of capital distributions	—		—		(0.04)		—		—		—

Total distributions	(0.16)		(0.18)		(0.35)		(0.42)		(0.61)		(0.71)

Net asset value, end of the period	$6.26		$6.73		$6.29		$5.60		$7.49		8.66

Total return	(4.53	)%(b)	9.97	%(b)	18.77	%(b)	(18.56	)%(c)	(6.69	)%(c)	4.05	%(c)

Net assets at end of the period (000’s omitted)	$463,344		$526,800		$527,108		$520,252		$815,141		1,131,807

Portfolio turnover(d)	53%		44%		55%		33%		35%		74%

Ratios/supplemental data based on average net assets:
Ratio of Expenses:
With fee waivers and/or expense reimbursements	1.84	%(e)	1.71	%(f)	1.89%		2.34%		2.49%		2.54%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.53	%(e)	1.37	%(f)	1.57%		1.88%		1.45%		1.43%

Ratio of net investment income with fee waivers and/or expense reimbursements	4.81	%(e)	4.85	%(f)	4.54%		7.60%		7.51%		7.49%

Senior Indebtedness:
Total borrowing outstanding (000’s omitted)	$105,000		$178,000		$198,000		$132,000		$458,000		$555,000

Asset coverage per $1,000 unit of senior indebtedness(g)	$9,149		$6,673		$6,239		$8,538		$4,538		$5,543

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchases by the Fund of Fund shares.
(d)	Portfolio Turnover is calculated at the fund level and is not annualized for periods of less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(e)	Ratios are annualized and based on average, daily net assets (000’s omitted) of $507,688.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness unites, where one unit equals $1,000 of senior indebtedness.

36        Invesco Van Kampen Senior Loan Fund

NOTE 18—Financial Highlights—(continued)

	Class IC Shares
	Six months		Seven months
	ended		ended
	August 31,		February 28,		Year ended July 31,
	2011		2011		2010		2009		2008		2007

Net asset value, beginning of the period	$6.73		$6.29		$5.60		$7.49		$8.66		$9.00

Net investment income(a)	0.16		0.18		0.28		0.40		0.61		0.68

Net realized and unrealized loss	(0.47)		0.44		0.76		(1.87)		(1.17)		(0.31)

Total income (loss) from investment operations	(0.31)		0.62		1.04		(1.47)		(0.56)		0.37

Less:
Distributions from net investment income	(0.16)		(0.18)		(0.31)		(0.42)		(0.61)		(0.71)

Return of capital distributions	—		—		(0.04)		—		—		—

Total distributions	(0.16)		(0.18)		(0.35)		(0.42)		(0.61)		(0.71)

Net asset value, end of the period	$6.26		$6.73		$6.29		$5.60		$7.49		$8.66

Total return	(4.68	)%(b)(c)	9.97	%(b)(c)	18.77	%(b)	(18.71	)%(d)	(6.69	)%(d)	4.06	%(d)

Net assets at End of the period (000’s omitted)	$81,817		$94,440		$95,928		$94,721		$155,865		$239,587

Portfolio turnover(e)	53%		44%		55%		33%		35%		74%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.84	%(c)(f)	1.71	%(c)(g)	1.89%		2.35%		2.49%		2.54%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.53	%(c)(f)	1.37	%(c)(g)	1.57%		1.88%		1.45%		1.43%

Without fee waivers and/or expense reimbursements	1.99	%(c)(f)	1.86	%(c)(g)	2.04%		2.50%		2.64%		2.69%

Ratio of net investment income with fee waivers and/or expense reimbursements	4.81	%(c)(f)	4.85	%(c)(g)	4.54%		7.60%		7.52%		7.49%

Ratio of net investment income without fee waivers and/or expense reimbursements	4.66	%(c)(f)	4.70	%(c)(g)	4.40%		7.45%		7.37%		7.34%

Senior Indebtedness:
Total borrowing outstanding (000’s omitted)	$105,000		$178,000		$198,000		$132,000		$458,000		$555,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$9,149		$6,673		$6,239		$8,538		$4,538		$5,543

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.00% for the six months ended August 31, 2011 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include service fees of up to 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchases by the Fund of Fund shares.
(e)	Portfolio Turnover is calculated at the Fund level and is not annualized for periods of less than one year, if applicable. Calculation includes the proceeds from principle repayments and soles of variable rate senior loan interests.
(f)	Ratios are annualized and based on average, daily net assets (000’s omitted) of $89,805.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness unites, where one unit equals $1,000 of senior indebtedness.

37        Invesco Van Kampen Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$953.20	$9.03	$1,015.89	$9.32	1.84%

B	1,000.00	949.60	12.69	1,012.12	13.10	2.59

C	1,000.00	949.60	12.69	1,012.12	13.10	2.59

IB	1,000.00	954.70	9.04	1,015.89	9.32	1.84

IC	1,000.00	953.20	9.03	1,015.89	9.32	1.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

38        Invesco Van Kampen Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Senior Loan Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the S&P/LSTA Leveraged Loan Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its

39        Invesco Van Kampen Senior Loan Fund

expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive or reimburse a portion of the Fund’s distribution and/or service (12b-1) fees and waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund benefits from economies of scale through contractual breakpoints, and shares in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services, transfer agency services and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

40        Invesco Van Kampen Senior Loan Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is 811-05845.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-SLO-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.